UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2003
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia              2/9/04
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         118
                                             -------------------------

Form 13F Information Table Value Total:      $  305,145
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
21st Century Ins Group              COM     90130N103     175        12700    SH           SOLE                  12700
Abercrombie & Fitch Co.             COM     002896207    2230        90240    SH           SOLE                  90240
ABM Industries, Inc.                COM     000957100    2183       125395    SH           SOLE                 125395
Alcoa, Inc.                         COM     013817101    5305       139613    SH           SOLE                 139613
Allete, Inc.                        COM     018522102    1598        52210    SH           SOLE                  52210
Allied Capital, Inc.                COM     01903Q108    4722       169386    SH           SOLE                 169386
Altria                              COM     718154107     290         5337    SH           SOLE                   5337
American Axle & Mnfcting.           COM     024061103    3248        80350    SH           SOLE                  80350
Amgen, Inc.                         COM     031162100     303         4900    SH           SOLE                   4900
AMN Healthcare Services             COM     001744101    1993       116144    SH           SOLE                 116144
Apogee Enterprises                  COM     037598109    1659       146145    SH           SOLE                 146145
Apria Healthcare Group Com          COM     037933108    3267       114738    SH           SOLE                 114738
Arvinmeritor, Inc.                  COM     043353101    2784       115435    SH           SOLE                 115435
Ashland, Inc.                       COM     044204105    5671       128715    SH           SOLE                 128715
Bank of America                     COM     060505104     312         3880    SH           SOLE                   3880
Bank of New York                    COM     064057102    2889        87219    SH           SOLE                  87219
Barnes & Noble                      COM     067774109    1425        43385    SH           SOLE                  43385
BB&T Corp.                          COM     054937107     807        20888    SH           SOLE                  20888
Bear Stearns                        COM     073902108    3673        45935    SH           SOLE                  45935
Beazer Homes USA, Inc.              COM     07556Q105    1776        18185    SH           SOLE                  18185
Blyth, Inc.                         COM     09643P108    2887        89610    SH           SOLE                  89610
Boeing Co Com                       COM     097023105    4398       104368    SH           SOLE                 104368
Briggs & Stratton Corp.             COM     109043109    5001        74205    SH           SOLE                  74205
Cabot Corp.                         COM     127055101    1601        50280    SH           SOLE                  50280
Centex Construction Products        COM     15231R109    2147        35630    SH           SOLE                  35630
Charter One Financial Inc.          COM     160903100    4225       122300    SH           SOLE                 122300
Cigna Corp.                         COM     125509109    4724        82153    SH           SOLE                  82153
Citigroup, Inc.                     COM     172967101     348         7169    SH           SOLE                   7169
Clark Inc.                          COM     181457102    2439       126770    SH           SOLE                 126770
Comerica, Inc.                      COM     200340107    4351        77611    SH           SOLE                  77611
Computer Associates Int'l           COM     204912109     270         9887    SH           SOLE                   9887
Constellation Brands, Inc.          COM     21036P108    3642       110587    SH           SOLE                 110587
Convergys Corp                      COM     212485106    3705       212215    SH           SOLE                 212215
Cooper Cos                          COM     216648402    1874        39760    SH           SOLE                  39760
Countrywide Financial Corp.         COM     222372104    4387        57836    SH           SOLE                  57836
Crane Co.                           COM     224399105    1961        63793    SH           SOLE                  63793
CTS Corp.                           COM     126501105    2201       191365    SH           SOLE                 191365
Curtiss Wright                      COM     231561101    1560        34650    SH           SOLE                  34650
CVS Corp.                           COM     126650100     899        24880    SH           SOLE                  24880
Diebold, Inc.                       COM     253651103    4323        80241    SH           SOLE                  80241
Donnelley & Sons Co                 COM     257867101    5190       172140    SH           SOLE                 172140
DTE Energy Co.                      COM     233331107    4172       105890    SH           SOLE                 105890
Duke Energy Corp.                   COM     264399106     309        15123    SH           SOLE                  15123
EI Dupont                           COM     263534109     243         5305    SH           SOLE                   5305
Electronic Data Systems             COM     285661104    4475       182350    SH           SOLE                 182350
Everest Re Group LTD Com            COM     G3223R108    4738        56005    SH           SOLE                  56005
Exxon Mobile Corp.                  COM     30231g102     632        15416    SH           SOLE                  15416
FirstEnergy Corp.                   COM     337932107    4979       141459    SH           SOLE                 141459
FirstMerit Corp. Com                COM     337915102    2700        99587    SH           SOLE                  99587
Fleetboston Financial Corp.         COM     339030108    2825        64710    SH           SOLE                  64710
Franklin Electric Co.               COM     353514102    1508        24935    SH           SOLE                  24935
GenCorp, Inc.                       COM     368682100    1542       143150    SH           SOLE                 143150
General Electric Co.                COM     369604103     304         9805    SH           SOLE                   9805
Goodrich Corp.                      COM     382388106    4915       165530    SH           SOLE                 165530
Haemonetics Corp Com                COM     405024100    1744        72985    SH           SOLE                  72985
Haverty Furniture Co., Inc.         COM     419596101    2449       123316    SH           SOLE                 123316
HCC Ins Hldgs Inc. Com              COM     404132102    1607        50540    SH           SOLE                  50540
Headwaters Inc.                     COM     42210p102    1312        67250    SH           SOLE                  67250
IBM                                 COM     459200101     246         2655    SH           SOLE                   2655
John H. Harland Co.                 COM     412693103    1464        53640    SH           SOLE                  53640
Johnson Controls, Inc.              COM     478366107    4878        42005    SH           SOLE                  42005
Jones Apparel Group, Inc.           COM     480074103    3747       106348    SH           SOLE                 106348
Kellwood Co.                        COM     488044108    3055        74515    SH           SOLE                  74515
Laboratory Amer. Hldgs.             COM     50540R409    2503        67745    SH           SOLE                  67745
Lafarge Corp.                       COM     505862102    2131        52585    SH           SOLE                  52585
LSI Logic Corp.                     COM     502161102    4515       508975    SH           SOLE                 508975
Manitowoc, Inc.                     COM     563571108    3551       113807    SH           SOLE                 113807
May Department Stores Co.           COM     577778103    2793        96095    SH           SOLE                  96095
MBNA Corp.                          COM     55262L100    4314       173616    SH           SOLE                 173616
McKesson, Inc.                      COM     58155Q103    3179        98865    SH           SOLE                  98865
Meadowbrook Ins. Group              COM     58319P108      71        16700    SH           SOLE                  16700
Metris Cos Inc. Com                 COM     591598107      57        12800    SH           SOLE                  12800
Microsoft Corp.                     COM     594918104     210         7680    SH           SOLE                   7680
Moog, Inc.                          COM     615394202    1988        40235    SH           SOLE                  40235
National Commerce Fin. Co.          COM     63545P104     453        16598    SH           SOLE                  16598
Nicor, Inc.                         COM     654086107    1833        53860    SH           SOLE                  53860
Norsk Hydro                         COM     656531605    3998        64699    SH           SOLE                  64699
Oakley Inc.                         COM     673662102     515        37200    SH           SOLE                  37200
Orthodontic Ctrs. of America        COM     68750P103    2942       365517    SH           SOLE                 365517
Owens & Minor                       COM     690732102    1361        62100    SH           SOLE                  62100
Oxford Health Plans Com             COM     691471106    4573       105135    SH           SOLE                 105135
Pfizer, Inc.                        COM     717081103    4178       118248    SH           SOLE                 118248
Plantronics, Inc.                   COM     727493108    2189        67030    SH           SOLE                  67030
Polaris Industries, Inc.            COM     731068102    4197        47380    SH           SOLE                  47380
PPG Industries                      COM     693506107    5016        78353    SH           SOLE                  78353
Procter & Gamble Co.                COM     742718109     305         3055    SH           SOLE                   3055
Quaker Chemical Corp.               COM     747316107    3510       114150    SH           SOLE                 114150
Quest Diagnostics, Inc.             COM     74834L100    1710        23395    SH           SOLE                  23395
Regis Corp.                         COM     758932107    2216        56070    SH           SOLE                  56070
Reinsurance Group Amer Inc          COM     759351109    2601        67295    SH           SOLE                  67295
Right Mgmnt. Consultants            COM     766573109    1854        99345    SH           SOLE                  99345
Rite Aid Corp                       COM     767754104     181        30000    SH           SOLE                  30000
Royal Bank of Canada                COM     780087102     227         4755    SH           SOLE                   4755
Safeway, Inc.                       COM     786514208    2522       115085    SH           SOLE                 115085
Salton, Inc.                        COM     795757103     356        27300    SH           SOLE                  27300
Sara Lee Corp.                      COM     803111103    4871       224360    SH           SOLE                 224360
Smithfield Foods, Inc.              COM     832248108    2806       135565    SH           SOLE                 135565
St. Paul Co., Inc.                  COM     792860108    3229        81426    SH           SOLE                  81426
Standex International Corp.         COM     854231107    3294       117629    SH           SOLE                 117629
Stryker Corp Com                    COM     863667101     231         2720    SH           SOLE                   2720
Sungard Data Systems Inc.           COM     867363103    2259        81510    SH           SOLE                  81510
Suntrust Banks, Inc.                COM     867914103     230         3214    SH           SOLE                   3214
Superior Industries Int'l           COM     868168105    2136        49080    SH           SOLE                  49080
TBC Corp.                           COM     872180104    1485        57524    SH           SOLE                  57524
Telefonos de Mexico SA              COM     879403780    3383       102432    SH           SOLE                 102432
Toll Brothers, Inc.                 COM     889478103    3820        96076    SH           SOLE                  96076
Tyco International, Ltd.            COM     902124106    4655       175650    SH           SOLE                 175650
United Technologies                 COM     913017109    4878        51470    SH           SOLE                  51470
Universal Corp.                     COM     913456109    1821        41235    SH           SOLE                  41235
US Bancorp                          COM     902973304    4550       152779    SH           SOLE                 152779
VF Corp.                            COM     918204108    4218        97555    SH           SOLE                  97555
Vintage Petroleum, Inc.             COM     927460105    3142       261150    SH           SOLE                 261150
Wachovia Corp. New                  COM     929903102    7538       161802    SH           SOLE                 161802
Warrantech Corp.                    COM     934648304      48        44000    SH           SOLE                  44000
Washington Federal, Inc.            COM     938824109    3714       130883    SH           SOLE                 130883
Washington Mutual, Inc.             COM     939322103    3645        90840    SH           SOLE                  90840
Webster Financial Corp.             COM     947890109    2169        47290    SH           SOLE                  47290
Wyeth                               COM     983024100    2689        63348    SH           SOLE                  63348

REPORT SUMMARY          118 DATA RECORDS             $305,145       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

